Cash and cash equivalents and borrowings exInfrastructure project borrowings (Details) - Infrastructure project [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	€ 474	€ 538
Increase decrease in borrowings other infrastructure project company		(64)
Transchile charrúa transmisión sa [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	105	99
Increase decrease in borrowings other infrastructure project company	5
Centella transmisión S.A. [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	106	125
Increase decrease in borrowings other infrastructure project company	(18)
Concesionaria de prisiones lledoners [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	63	65
Increase decrease in borrowings other infrastructure project company	(2)
Depusa aragon [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	24	25
Increase decrease in borrowings other infrastructure project company	(2)
Autovía de aragón SA [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	19	33
Increase decrease in borrowings other infrastructure project company	(14)
Budimex group [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	16	16
Increase decrease in borrowings other infrastructure project company	0
Parque solar castilla [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	23
Increase decrease in borrowings other infrastructure project company	(22)
Dalaman international airport [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	94	104
Increase decrease in borrowings other infrastructure project company	(10)
UK waste treatment thalia [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	47	49
Increase decrease in borrowings other infrastructure project company	(2)
Long-term borrowings [member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	356	494
Long-term borrowings [member] | Transchile charrúa transmisión sa [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	105	91
Long-term borrowings [member] | Centella transmisión S.A. [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	105	125
Long-term borrowings [member] | Concesionaria de prisiones lledoners [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	61	63
Long-term borrowings [member] | Depusa aragon [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	22	24
Long-term borrowings [member] | Autovía de aragón SA [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	5	19
Long-term borrowings [member] | Budimex group [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	15	15
Long-term borrowings [member] | Parque solar castilla [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	20
Long-term borrowings [member] | Dalaman international airport [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	89
Long-term borrowings [member] | UK waste treatment thalia [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	44	48
Short-term borrowings [member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	119	44
Short-term borrowings [member] | Transchile charrúa transmisión sa [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	8
Short-term borrowings [member] | Centella transmisión S.A. [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	0
Short-term borrowings [member] | Concesionaria de prisiones lledoners [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	3	2
Short-term borrowings [member] | Depusa aragon [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	1
Short-term borrowings [member] | Autovía de aragón SA [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	14	14
Short-term borrowings [member] | Budimex group [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	1	1
Short-term borrowings [member] | Parque solar castilla [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	3
Short-term borrowings [member] | Dalaman international airport [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	94	15
Short-term borrowings [member] | UK waste treatment thalia [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	€ 3	€ 1